Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Emerging Markets ETF(a)	6,250,234	$254,447,026

Total Investment Companies — 100.1% (Cost: $266,457,775)		254,447,026

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	2,789,954	2,789,954

Total Short-Term Investments — 1.1% (Cost: $2,789,954)		2,789,954

Total Investments in Securities — 101.2% (Cost: $269,247,729)		257,236,980

Other Assets, Less Liabilities — (1.2)%		(3,154,023)

Net Assets — 100.0%		$254,082,957

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	155,991,380	—	(155,991,380	)(a)	—	$—	$82,941	(b)	$11,689	$(2,548)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,866,429	—	(5,076,475	)(a)	2,789,954	2,789,954	19,530		—	—
iShares MSCI Emerging Markets ETF	7,975,290	1,775,415	(3,500,471)		6,250,234	254,447,026	4,097,436		3,178,990	(23,707,876)

						$257,236,980	$4,199,907		$3,190,679	$(23,710,424)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	154,640,000	USD	39,054,819	MS	06/04/19	$354,450
CLP	2,729,790,000	USD	3,845,858	MS	06/04/19	1,436
EUR	9,016,000	USD	10,044,072	MS	06/04/19	28,152
HKD	1,038,548,000	USD	132,395,333	MS	06/04/19	80,129
INR	3,552,415,000	USD	50,872,362	MS	06/04/19	101,253
KRW	52,158,693,000	USD	43,786,680	MS	06/04/19	11,030
MXN	146,581,000	USD	7,474,237	MS	06/04/19	4,862
RUB	2,740,000	USD	41,765	MS	06/04/19	127
TWD	1,337,479,000	USD	42,299,718	MS	06/04/19	8,831
USD	4,048,060	CLP	2,729,790,000	MS	06/04/19	200,766
USD	4,504,486	CNY	30,780,639	MS	06/04/19	65,269
USD	5,111,935	EUR	4,568,000	MS	06/04/19	8,794
USD	358,431	INR	24,926,000	MS	06/04/19	768

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	45,044,259	KRW	52,158,693,000	MS	06/04/19	$1,246,548
USD	7,688,999	MXN	146,581,000	MS	06/04/19	209,899
USD	9,127,585	RUB	594,105,000	MS	06/04/19	44,279
USD	87,818,911	TWD	2,743,970,000	MS	06/04/19	1,018,753
USD	34,431,789	ZAR	498,242,000	MS	06/04/19	226,554
ZAR	243,064,000	USD	16,629,145	MS	06/04/19	57,648
TRY	8,726,000	USD	1,478,394	MS	06/07/19	16,029
CNY	272,000	USD	39,221	MS	07/02/19	126
EUR	205,000	USD	228,993	MS	07/02/19	568
HKD	67,922,000	USD	8,665,762	MS	07/02/19	240
INR	42,256,000	USD	604,867	MS	07/02/19	637
KRW	5,027,890,000	USD	4,230,205	MS	07/02/19	3,755
MXN	11,368,000	USD	576,871	MS	07/02/19	320
TRY	1,214,000	USD	204,699	MS	07/02/19	144
TWD	61,045,000	USD	1,932,917	MS	07/02/19	2,094
USD	162,573	BRL	638,000	MS	07/02/19	391
USD	3,702,149	CLP	2,611,829,000	MS	07/02/19	22,720
USD	7,440,073	MXN	142,930,000	MS	07/02/19	183,039
USD	9,011,138	RUB	587,659,000	MS	07/02/19	62,820

						3,962,431

CLP	2,729,790,000	USD	3,876,330	MS	06/04/19	(29,035)
CNY	30,780,639	USD	4,441,708	MS	06/04/19	(2,491)
EUR	120,000	USD	134,767	MS	06/04/19	(708)
INR	16,569,000	USD	237,802	MS	06/04/19	(54)
KRW	52,158,693,000	USD	43,811,841	MS	06/04/19	(14,131)
MXN	146,581,000	USD	7,666,353	MS	06/04/19	(187,253)
RUB	597,035,000	USD	9,193,493	MS	06/04/19	(65,390)
TWD	1,406,491,000	USD	44,524,395	MS	06/04/19	(32,786)
USD	39,267,785	BRL	154,640,000	MS	06/04/19	(141,484)
USD	3,845,858	CLP	2,729,790,000	MS	06/04/19	(1,436)
USD	5,090,351	EUR	4,568,000	MS	06/04/19	(12,790)
USD	132,462,557	HKD	1,038,548,000	MS	06/04/19	(12,904)
USD	50,468,597	INR	3,544,058,000	MS	06/04/19	(385,104)
USD	43,786,680	KRW	52,158,693,000	MS	06/04/19	(11,030)
USD	7,474,237	MXN	146,581,000	MS	06/04/19	(4,862)
USD	86,566	RUB	5,670,000	MS	06/04/19	(123)
ZAR	255,178,000	USD	17,535,316	MS	06/04/19	(16,875)
USD	1,432,002	TRY	8,726,000	MS	06/07/19	(62,421)
CLP	243,400,000	USD	343,960	MS	07/02/19	(1,069)
HKD	119,000	USD	15,183	MS	07/02/19	—
RUB	17,639,000	USD	269,612	MS	07/02/19	(1,022)
USD	18,956,440	BRL	75,604,000	MS	07/02/19	(262,367)
USD	27,816	CLP	19,770,000	MS	07/02/19	(35)
USD	4,251,109	CNY	29,467,320	MS	07/02/19	(11,563)
USD	5,009,191	EUR	4,487,000	MS	07/02/19	(15,399)
USD	64,753,160	HKD	508,052,000	MS	07/02/19	(67,952)
USD	24,813,097	INR	1,739,268,000	MS	07/02/19	(109,581)
USD	43,008,235	KRW	51,157,631,000	MS	07/02/19	(71,331)
USD	45,930	MXN	907,000	MS	07/02/19	(122)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,451,852	TRY	8,693,000	MS	07/02/19	$(14,953)
USD	42,287,464	TWD	1,338,358,000	MS	07/02/19	(135,952)
USD	16,747,656	ZAR	245,635,000	MS	07/02/19	(57,446)
ZAR	26,965,000	USD	1,845,921	MS	07/02/19	(1,113)

						(1,730,782)

	Net unrealized appreciation					$2,231,649

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$254,447,026	$—	$—	$254,447,026
Money Market Funds	2,789,954	—	—	2,789,954

	$257,236,980	$—	$—	$257,236,980

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,962,431	$—	$3,962,431
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,730,782)	—	(1,730,782)

	$—	$2,231,649	$—	$2,231,649

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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